Intangible Assets, Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 26,418	$ 26,587
Reduction in goodwill related to divested businesses and foreign currency translation	(28)	(169)
Goodwill, ending balance	26,390	26,418
Goodwill classified as held-for-sale in other assets	0	0	$ 13
Goodwill impairment	$ 0	0
Minimum [Member]
Goodwill [Roll Forward]
Reporting unit, percentage of fair value in excess of carrying amount	6.00%
Maximum [Member]
Goodwill [Roll Forward]
Reporting unit, percentage of fair value in excess of carrying amount	425.00%
Community Banking [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 16,685	16,849
Reduction in goodwill related to divested businesses and foreign currency translation	0	(164)
Goodwill, ending balance	16,685	16,685
Wholesale Banking [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	8,450	8,455
Reduction in goodwill related to divested businesses and foreign currency translation	(21)	(5)
Goodwill, ending balance	8,429	8,450
Wealth and Investment Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	1,283	1,283
Reduction in goodwill related to divested businesses and foreign currency translation	(7)	0
Goodwill, ending balance	$ 1,276	$ 1,283